Significant Accounting Policies - Schedule of Currency Exchange Rates were Utilized (Details)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Currency Exchange Rates were Utilized [Abstract]
Year-end HKD exchange rate	0.1274	0.001281	0.1276
Annual average HKD exchange rate	0.1284	0.001279	0.1276